Stock Options and Other Share-Based Payments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liberty Incentive Plan | Stock options
Additional disclosures, stock options
Aggregate intrinsic value (in dollars)	$ 97,000,000	$ 20,000,000	$ 18,000,000
Liberty Incentive Plan | LINTA Exchange Option
Options
Granted (in shares)	4,326,392
Exercised (in shares)	(5,218,291)
Weighted average exercise price
Granted (in dollars per share)	$ 19.26
Exercised (in dollars per share)	$ 14.48
Additional disclosures, stock options
Weighted average fair value at date of grant (in dollars per share)	$ 6.94
Liberty Incentive Plan | LVNTA Exchange Option
Options
Granted (in shares)	160,639
Exercised (in shares)	(208,683)
Weighted average exercise price
Granted (in dollars per share)	$ 58.80
Exercised (in dollars per share)	$ 36.01
Additional disclosures, stock options
Weighted average fair value at date of grant (in dollars per share)	$ 25.69
LINTA | Stock options
Options
Outstanding at the beginning of the period (in shares)	15,440,299	12,373,346	11,158,534
Granted (in shares)	5,373,916	5,883,749	3,459,829
Exercised (in shares)	(5,037,685)	(1,759,090)	(1,810,458)
Forfeited (in shares)	(142,639)	(1,057,706)	(434,559)
Outstanding at the end of the period (in shares)	14,741,992	15,440,299	12,373,346	11,158,534
Exercisable at the end of the period (in shares)	5,528,824
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 10.70	$ 7.18	$ 4.92
Granted (in dollars per share)	$ 16.44	$ 15.99	$ 12.97
Exercised (in dollars per share)	$ 6.10	$ 5.41	$ 4.59
Forfeited (in dollars per share)	$ 12.85	$ 7.76	$ 5.86
Outstanding at the end of the period (in dollars per share)	$ 14.53	$ 10.70	$ 7.18	$ 4.92
Exercisable at the end of the period (in dollars per share)	$ 11.92
Aggregate intrinsic value
Outstanding at the end of the period (in dollars)	75,897,000	85,216,000	106,270,000	66,109,000
Exercisable at the end of the period (in dollars)	42,899,000
Weighted average remaining life
Outstanding at the end of the period	4 years 7 months 6 days	5 years 1 month 6 days	5 years 4 months 24 days	6 years 2 months 12 days
Exercisable at the end of the period	3 years 9 months 18 days
Additional disclosures, stock options
Weighted average fair value at date of grant (in dollars per share)	$ 6.66	$ 7.32	$ 5.38
LVNTA | Stock options
Options
Granted (in shares)	328,617
Exercised (in shares)	(59,967)
Outstanding at the end of the period (in shares)	220,606
Exercisable at the end of the period (in shares)	59,967
Weighted average exercise price
Granted (in dollars per share)	$ 36.82
Exercised (in dollars per share)	$ 17.65
Outstanding at the end of the period (in dollars per share)	$ 58.80
Exercisable at the end of the period (in dollars per share)	$ 58.80
Aggregate intrinsic value
Outstanding at the end of the period (in dollars)	1,977,000
Exercisable at the end of the period (in dollars)	$ 537,000
Weighted average remaining life
Outstanding at the end of the period	4 years 7 months 6 days
Exercisable at the end of the period	3 years 7 months 6 days
Additional disclosures, stock options
Weighted average fair value at date of grant (in dollars per share)	$ 15.22